CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ 50,739	$ 42,901	$ 283,960	$ (152,273)	$ (638,230)
Items included in net income not affecting cash flows:
Depreciation and amortization	43,083	37,119	157,813	151,758	176,276
Loss on write-down of vessels and other fixed assets					366,439
Goodwill and other intangibles write-down					16,214
Amortization of debt discount and other deferred financing costs	3,322	2,501	10,989	3,973
Compensation relating to restricted stock/stock unit and stock option grants	971	357	4,412	1,009	(131)
Deferred income tax provision/(benefit)	31,246	(7,622)	(69,564)	(82,432)	(7,398)
Undistributed earnings of affiliated companies	(7,967)	(9,073)	(39,052)	(32,534)	(35,826)
Deferred payment obligations on charters-in			590	3,232	5,446
Reorganization items, non-cash	136	55	(50)	23,715	261,221
Other - net	492	82	1,971	2,139	2,285
Items included in net income related to investing and financing activities:
Loss on sale or write-down of securities and investments - net					198
Gain on disposal of vessels and other property, net	(157)	(1,073)	(4,251)	(10,532)	(1,182)
Gain on repurchase of debt	(2,382)		26,516
Payments for drydocking	(5,917)	(7,876)	(62,051)	(37,817)	(22,024)
Bankruptcy claim payments	(5,000)	(3,084)	(8,343)	(584,369)
Changes in operating assets and liabilities	4,852	12,127
Deferred financing costs paid for loan modification			(9,765)
Changes in operating assets and liabilities:
Decrease in receivables			19,901	46,451	33,453
Decrease/(increase) in income tax recoverable			54,192	(51,904)	(3,952)
Security deposits with vendors and lenders				10,369
Decrease in deferred revenue			(4,950)	(2,989)
Net change in prepaid items and accounts payable, accrued expenses and other current and long-term liabilities			(36,730)	(14,945)	(10,893)
Net cash provided by operating activities	113,418	66,414	299,072	(727,149)	141,896
Cash Flows from Investing Activities:
Change in restricted cash	4,996	5,167	103,606	(123,178)
Proceeds from sale of marketable securities and investments					459
Expenditures for vessels and vessel improvements	(58)		(1,017)	(32,412)	(36,377)
Proceeds from disposal of vessels and other property		7,757	17,058	78,426	485
Expenditures for other property	(151)	(65)	(75)	(489)	(2,181)
Investments in and advances to affiliated companies	(1,054)	(500)	(153)	(278)
Repayments of advances from affiliated companies		12,500	37,500	30,000	2,097
Other - net			(383)	593	979
Net cash provided by investing activities	3,733	24,859	156,536	(47,338)	(34,538)
Cash Flows from Financing Activities:
Cash dividend paid	(30,573)
Issuance of common stock, net of issuance costs				1,510,000
Issuance of debt, net of issuance and deferred financing costs				1,176,664
Payments on debt	(54,237)	(3,178)	(12,314)	(2,124,716)	(12,731)
Repurchase of debt	(89,046)		(326,051)
Repurchases of common stock and common stock warrants	(44,126)		(3,633)
Purchases of treasury stock				(162)	(42)
Net cash used in financing activities	(217,982)	(3,178)	(341,998)	561,786	(12,773)
Net (decrease)/increase in cash and cash equivalents	(100,831)	88,095	113,610	(212,701)	94,585
Cash and cash equivalents at beginning of year	502,836	389,226	389,226	601,927	507,342
Cash and cash equivalents at end of period	402,005	477,321	502,836	389,226	601,927
Parent Company [Member]
Cash Flows from Operating Activities:
Net income/(loss)			283,960	(152,273)	(638,230)
Changes in operating assets and liabilities:
Net cash provided by operating activities			162,118	(84,829)	(137,651)
Cash Flows from Investing Activities:
Change in restricted cash			42,502	(53,085)
Investments in and advances to affiliated companies			(1,633)	(14,316)
Distributions from affiliated companies and subsidiaries			25,000	392,414
Net cash provided by investing activities			65,869	325,013
Cash Flows from Financing Activities:
Issuance of common stock, net of issuance costs				1,510,000
Payments on debt				(1,335,603)
Repurchase of debt			(326,051)
Repurchases of common stock and common stock warrants			(3,633)
Purchases of treasury stock				(162)	(42)
Payment on debt of subsidiaries guaranteed by the Parent				(477,835)
Net cash used in financing activities			(329,684)	(303,600)	(42)
Net (decrease)/increase in cash and cash equivalents			(101,697)	(63,416)	(137,693)
Cash and cash equivalents at beginning of year	$ 15,395	$ 117,092	117,092	180,508	318,201
Cash and cash equivalents at end of period			$ 15,395	$ 117,092	$ 180,508